Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-Current Assets [Abstract]
Disclosure of Detailed Information about Other Assets

	Note	December 31, 2023	December 31, 2022
Convertible note receivable	11(a)	$25,200	$—
VAT receivables	7	13,394	18,800
Derivative assets	16(a)	496	525
Receivables from asset sales, net of loss allowance	11(a)	—	20,965
Investment in PGI	11(b)	—	2,294
Other		7,163	4,733
		$46,253	$47,317